Note 10 - Short-term Borrowings (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Line of Credit Facility, Maximum Borrowing Capacity	$ 6,000,000	$ 10,000,000	$ 4,000,000
Line of Credit Facility, Interest Rate During Period	4.75%	4.69%	4.74%
Long-term Line of Credit	$ 0	$ 0	$ 9,500,000